CAMINO ROJO PROJECT LOAN (Details)			12 Months Ended
	Oct. 31, 2020 USD ($)	Dec. 18, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) tranche	Apr. 03, 2020 shares	Dec. 18, 2019 $ / shares shares
Borrowings
Notional amount				$ 125,000,000
Proceeds from borrowings, classified as financing activities			$ 50,000,000	24,601,000
Number of shares issued | shares					36,600,000
Interest costs capitalised			672,000	0
Camino Rojo Project Loan
Borrowings
Notional amount				$ 125,000,000
Number of tranches | tranche				3
Proceeds from borrowings, classified as financing activities	$ 50,000,000	$ 25,000,000	75,000,000	$ 25,000,000
Undrawn borrowing facilities			$ 50,000,000
Interest rate				8.80%
Number of shares issued | shares						32,500,000
Exercise price of warrants | $ / shares						$ 3.00